PROSPECTUS

HUBER SELECT LARGE CAP VALUE FUND
Investor Class (HULIX)
Institutional Class (HULEX)
HUBER SMALL CAP VALUE FUND
Investor Class (HUSIX)
Institutional Class (HUSEX)
HUBER LARGE CAP VALUE FUND
Investor Class (HUDIX)
Institutional Class (HUDEX)
HUBER MID CAP VALUE FUND
Investor Class (HUMDX)
Institutional Class (HUMEX)

February 28, 2026 as supplemented October 28, 2026
The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.
HUBER SELECT LARGE CAP VALUE FUND
HUBER SMALL CAP VALUE FUND
HUBER LARGE CAP VALUE FUND
HUBER MID CAP VALUE FUND
TABLE OF CONTENTS

SUMMARY SECTION ................................................................................................................	1

Huber Select Large Cap Value Fund ......................................................................................	1

Huber Small Cap Value Fund ..................................................................................................	7

Huber Large Cap Value Fund ..................................................................................................	13

Huber Mid Cap Value Fund ...................................................................................................	19

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS, AND DISCLOSURE OF PORTFOLIO HOLDINGS ..........................................................................................................	25

MANAGEMENT OF THE FUNDS ...........................................................................................	31

SHAREHOLDER INFORMATION ...........................................................................................	33

TOOLS TO COMBAT FREQUENT TRANSACTIONS ...........................................................	43

DISTRIBUTION OF FUND SHARES .......................................................................................	45

DISTRIBUTIONS AND TAXES ...............................................................................................	47

INDEX DESCRIPTIONS ............................................................................................................	48

FINANCIAL HIGHLIGHTS ......................................................................................................	50

PRIVACY NOTICE ....................................................................................................................	58

SUMMARY SECTION

Huber Select Large Cap Value Fund
Investment Objective
The Huber Select Large Cap Value Fund (the “Select Large Cap Value Fund”) seeks to achieve current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Class shares and Institutional Class shares of the Select Large Cap Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.99%	0.99%
Distribution and Service (Rule 12b-1) Fees[2]	0.25%	0.00%
Other Expenses (includes Shareholder Servicing Plan Fee) [3]	0.26%	0.11%
Shareholder Servicing Plan Fee[2]	0.15%	0.00%
Total Annual Fund Operating Expenses	1.50%	1.10%
Less: Fee Waiver and/or Expense Reimbursement (Voluntary)	-0.19%	-0.19%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.31%	0.91%

1Huber Capital Management, LLC (the “Adviser”) has voluntarily agreed to reduce the Fund’s management fee, from 0.99% to
0.80%, through at least February 28, 2027. The Adviser cannot recoup these amounts. The current year expense ratio in the
Financial Highlights reflects a management fee of 0.79%.
2Each class of the Select Large Cap Value Fund may accrue up to 0.25% in “Distribution and Service (Rule 12b-1) Fees” of the
average daily net assets and may accrue up to 0.15% in “Shareholder Servicing Plan Fee” of the average daily net assets. However, accrual for the Fund’s Institutional Class shares is currently set at 0.00% through at least February 28, 2027 for both Distribution and Service (Rule 12b-1) Fees and Shareholder Servicing Plan Fee, and any accrual increase must first be approved by the Board of
Trustees (the “Board”). Total Annual Fund Operating Expenses above reflect the maximum Rule 12b-1 fee and/or Shareholder
Servicing Plan fee for the Investor Class shares allowed while the Expense Ratios in the Financial Highlights reflect actual expenses.
3Total Annual Fund Operating Expenses do not correlate to the Expense Ratios provided in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the Select Large Cap Value Fund and do not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).

Example. This Example is intended to help you compare the cost of investing in the Select Large Cap Value
Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$133	$455	$800	$1,774
Institutional Class	$93	$331	$588	$1,323
Portfolio Turnover.  The Select Large Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Principal Investment Strategies
The Select Large Cap Value Fund invests primarily in a diversified portfolio of common stocks, normally investing at least 80% of its net assets (plus borrowings for investment purposes) in large capitalization U.S.
companies (“large cap companies”) whose stocks are considered by the Adviser to be undervalued. The
Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Bloomberg US 1000 Value Index, although the portfolio will generally consist of stocks with a market capitalization of $1 billion or above  at time of initial purchase. The market capitalization range of the
Bloomberg US 1000 Value Index changes constantly, but as of January 31, 2026, the market capitalization range was between $1.75 billion and $4.08 trillion. Market capitalization is measured at the time of initial purchase.  The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market.  Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares). While the Select Large Cap Value Fund is diversified, the Fund may hold a higher concentration on certain issuers.
The Select Large Cap Value Fund may make significant investments in securities of non-U.S. issuers
(“foreign securities”), including issuers in emerging markets.  The Fund will invest primarily in domestic U.S.
securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts
(“ADRs”), dollar-denominated foreign securities, or directly in foreign securities.  Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) but not in an amount that exceeds 50% of the Fund’s total assets.  Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets.  From time to time, the Fund may be invested in securities of companies in the same economic sector. As of October 31,
2025, 25.2% of the Fund’s total investments were invested in the financial sector.
The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows.  The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value.  The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research.  The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology. The Fund strives for tax efficiency which may include tax loss harvesting
(i.e., periodically selling positions that have depreciated in value to realize capital losses that can be used to offset capital gains realized by the Fund) and other tools at the Adviser’s disposal.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Select Large Cap Value Fund.  The following additional risks could affect the value of your investment:
•Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.
•Equity Securities Risk.  The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the
Select Large Cap Value Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Foreign and Emerging Market Securities Risk.  Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets.  Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.  These risks are magnified in countries in “emerging markets.”
Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.  In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
•ADR Risk.  Investments in ADRs are subject to many of the same risks that are associated with direct investments in foreign securities.  In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
•Large-Sized Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Initial Public Offering Risk.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Select Large Cap Value Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
•Management Risk.  The Select Large Cap Value Fund is an actively managed investment portfolio and the
Fund relies on the Adviser’s ability to pursue the Fund’s goal.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
•Value Style Investing Risk.  The Select Large Cap Value Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
•Sector Emphasis Risk.  Securities of companies in the same or related businesses, if comprising a significant portion of the Select Large Cap Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
•Financial Sector Risk: Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.
•Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Select Large Cap Value Fund to sell these securities.
•Focus Risk. At such times the Select Large Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Select
Large Cap Value Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Who May Want to Invest in the Fund?
The Select Large Cap Value Fund may be appropriate for investors who:
•Have a long-term investment horizon;
•Want to add an investment with potential for capital appreciation to diversify their investment portfolio;
and
•Can accept the greater risks of investing in a portfolio with common stock holdings.
Performance
The following performance information indicates some of the risks of investing in the Select Large Cap Value
Fund. The bar chart shows the annual returns for the Fund’s Investor Class shares from year to year.  The table shows how the Fund’s average annual returns for the 1-year, 5-years, 10-years and since inception periods compare with those of broad measures of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  The Fund’s past performance benefited from
IPOs of certain issuers.  To the extent the Fund’s historical performance resulted from gains derived from participation in IPOs and secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future.  Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the Fund toll-
free at 888-HUBERCM (888-482-3726).
Select Large Cap Value Fund, Investor Class
Calendar Year Total Returns as of December 31

Highest and Lowest Return Quarters during the period of time shown in the bar chart
Highest Return Quarter	3/31/2019	14.19%
Lowest Return Quarter	3/31/2020	-21.11%

Average Annual Total Returns (For the periods ended December 31, 2025)				Since Inception (6/29/2007)
	1 Year	5 Years	10 Years
Investor Class[1]
Return Before Taxes	8.99%	14.18%	11.81%	8.28%
Return After Taxes on Distributions	8.69%	13.98%	11.56%	7.98%
Return After Taxes on Distributions and Sale of Fund Shares	5.54%	11.39%	9.79%	6.93%
Institutional Class[1]
Return Before Taxes	9.33%	14.54%	12.17%	8.57%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	10.65%
Bloomberg US 1000 Value Index (reflects no deduction for fees, expenses or taxes)	16.53%	12.66%	11.07%	8.09%
1The former Institutional Class shares were re-designated as Investor Class shares on October 25, 2011.  The Investor Class incepted on June 29, 2007, and the current Institutional Class incepted on October 25, 2011.  Performance shown prior to the inception of the current Institutional Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary to the extent it has different expenses.
Management
Investment Adviser.  Huber Capital Management, LLC is the Select Large Cap Value Fund’s investment adviser.
Portfolio Manager.  Joseph Huber, Chief Executive Officer and Chief Investment Officer of the Adviser, is
primarily responsible for the day-to-day management of the Select Large Cap Value Fund’s portfolio.  Mr.
Huber has managed the Fund since its inception in 2007.
Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Select Large Cap Value Fund shares on any business day by written request via mail (Huber Select Large Cap Value Fund, c/o U.S. Bank Global Fund Services, P.O.
Box 219252, Kansas City, MO 64121-9252), by telephone at 888-HUBERCM (888-482-3726), or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  An investor transacting in Institutional Shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular	$5,000	$100
Retirement Accounts	$2,500	$100
Institutional Class	$1,000,000	$5,000
Tax Information
Select Large Cap Value Fund distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Select Large Cap Value Fund shares through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

SUMMARY SECTION

Huber Small Cap Value Fund
Investment Objective
The Huber Small Cap Value Fund (the “Small Cap Value Fund”) seeks to achieve capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Class shares and Institutional Class shares of the Small Cap Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	1.35%	1.35%
Distribution and Service (Rule 12b-1) Fees[2]	0.25%	0.00%
Other Expenses (includes Shareholder Servicing Plan Fee)	0.42%	0.27%
Shareholder Servicing Plan Fee[2]	0.15%	0.00%
Recoupment of Waived Fees and/or Expense Reimbursements[3] (Contractual)	0.02%	0.02%
Total Annual Fund Operating Expenses	2.04%	1.64%
Less: Fee Waiver and/or Expense Reimbursement (Voluntary)	-0.36%	-0.36%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.68%	1.28%
1Huber Capital Management, LLC (the “Adviser”) has voluntarily agreed to reduce the Fund’s management fee, from 1.35% to
0.99%, through at least February 28, 2027. The Adviser cannot recoup these amounts.
2Each class of the Small Cap Value Fund may accrue up to 0.25% in “Distribution and Service (Rule 12b-1) Fees” of the average daily net assets and may accrue up to 0.15% in “Shareholder Servicing Plan Fee” of the average daily net assets. However, accrual for the Fund’s Institutional Class shares is currently set at 0.00% through at least February 28, 2027 for both the Distribution and
Service (Rule 12b-1) Fees and Shareholder Servicing Plan Fee, and any accrual increase must first be approved by the Board of
Trustees (the “Board”). Total Annual Fund Operating Expenses above reflect the maximum Rule 12b-1 fee and/or Shareholder
Servicing Plan fee for the Investor Class shares allowed while the Expense Ratios in the Financial Highlights reflect actual expenses.
3The Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Small Cap Value
Fund to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, extraordinary expenses, Rule
12b-1 fees, shareholder servicing fees and any other class-specific expenses) do not exceed 1.28% of the average daily net assets of the Fund (the “Expense Cap”).  The Expense Cap will remain in effect through at least February 28, 2027, and may be terminated only by the Trust’s Board.  The Adviser may request recoupment of previously waived fees and paid expenses pursuant to the contract from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.

Example.  This Example is intended to help you compare the cost of investing in the Small Cap Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$171	$605	$1,065	$2,340
Institutional Class	$130	$482	$858	$1,913
Portfolio Turnover.  The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategies
The Small Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization U.S. companies (“small cap companies”) whose stocks are considered by the Adviser to be undervalued. The Adviser currently considers small cap companies to be those with market capitalizations of $3.0 billion or less and/or those with market capitalizations in the range of those found in the Bloomberg US 2000 Value Index. The market capitalization range of the Bloomberg US
2000 Value Index changes constantly, but as of January 31, 2026, the market capitalization range was between $12.76 million and $18.74 billion.  Market capitalization is measured at the time of initial purchase.
While the Small Cap Value Fund is diversified, the Fund may hold a higher concentration in certain issuers.
The Small Cap Value Fund may also make significant investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets.  The Fund will invest primarily in domestic U.S.
securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts
(“ADRs”), dollar-denominated foreign securities, or directly in foreign securities. Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) but not in an amount that exceeds 50% of the Fund’s total assets.  Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets.  From time to time, the Fund may be invested in securities of companies in the same economic sector. As of October 31,
2025, 32.5% of the Fund’s total investments were invested in the financial sector.
The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows.  The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value.  The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research.  The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology. The Fund strives for tax efficiency which may include tax loss harvesting
(i.e., periodically selling positions that have depreciated in value to realize capital losses that can be used to offset capital gains realized by the Fund) and other tools at the Adviser’s disposal.
Principal Risks
Losing all or a portion of your investment is a risk of investing in the Small Cap Value Fund. The following additional risks could affect the value of your investment:
•Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.
•Equity Securities Risk.  The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the
Small Cap Value Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Foreign and Emerging Market Securities Risk.  Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets.  Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.  These risks are magnified in countries in “emerging markets.”
Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.  In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
•ADR Risk.  Investments in ADRs are subject to many of the same risks that are associated with direct investments in foreign securities.  In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
•Initial Public Offering Risk.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Small Cap Value Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the
Fund.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
•Management Risk.  The Small Cap Value Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
•Value Style Investing Risk.  The Small Cap Value Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

•Sector Emphasis Risk.  The securities of companies in the same or related businesses, if comprising a significant portion of the Small Cap Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
•Financial Sector Risk: Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.
•Small Companies Risk.  Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.
•Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Small Cap Value Fund to sell these securities.
•Focus Risk. At such times the Small Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Small Cap Value
Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Who May Want to Invest in the Fund?
The Small Cap Value Fund may be appropriate for investors who:
•Have a long-term investment horizon;
•Want to add an investment with potential for capital appreciation to diversify their investment portfolio;
and
•Can accept the greater risks of investing in a portfolio with common stock holdings.
Performance
The following performance information indicates some of the risks of investing in the Small Cap Value Fund.
The bar chart shows the annual returns for the Fund’s Investor Class shares from year to year.  The table shows how the Fund’s average annual returns for the 1-year, 5-years, 10-years and since inception periods compare with those of broad measures of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  The Fund’s past performance benefited from IPOs of certain issuers.  To the extent the Fund’s historical performance resulted from gains derived from participation in IPOs and secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future.  Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the Fund toll-
free at 888-HUBERCM (888-482-3726).

Small Cap Value Fund, Investor Class
Calendar Year Total Returns as of December 31

Highest and Lowest Return Quarters during the period of time shown in the bar chart
Highest Return Quarter	12/31/2020	38.99%
Lowest Return Quarter	3/31/2020	-35.65%

Average Annual Total Returns (For the periods ended December 31, 2025)				Since Inception (6/29/2007)
	1 Year	5 Years	10 Years
Investor Class[1]
Return Before Taxes	3.28%	10.55%	8.11%	6.47%
Return After Taxes on Distributions	3.02%	10.41%	7.97%	6.33%
Return After Taxes on Distributions and Sale of Fund Shares	2.13%	8.38%	6.59%	5.38%
Institutional Class[1]
Return Before Taxes	3.63%	10.82%	8.36%	6.72%
Bloomberg US 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)	11.06%	6.65%	10.00%	8.21%
Bloomberg US 2000 Value Index (reflects no deduction for fees, expenses or taxes)	8.96%	10.22%	9.91%	7.95%
1 The former Institutional Class shares were re-designated as Investor Class shares on October 25, 2011.  The Investor Class incepted on June 29, 2007, and the current Institutional Class incepted on October 25, 2011.  Performance shown prior to the inception of the current Institutional Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary to the extent it has different expenses.

Management
Investment Adviser.  Huber Capital Management, LLC is the Small Cap Value Fund’s investment adviser.
Portfolio Manager.  Joseph Huber, Chief Executive Officer and Chief Investment Officer of the Adviser, is
primarily responsible for the day-to-day management of the Small Cap Value Fund’s portfolio.  Mr. Huber has managed the Fund since its inception in 2007.
Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Small Cap Value Fund shares on any business day by written request via mail (Huber Small Cap Value Fund, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City,
MO 64121-9252), by telephone at 888-HUBERCM (888‑482-3726), or through a financial intermediary.
You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular	$5,000	$100
Retirement Accounts	$2,500	$100
Institutional Class	$1,000,000	$5,000
Tax Information
Small Cap Value Fund distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Small Cap Value Fund shares through a broker-dealer or other financial intermediary, the
Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

SUMMARY SECTION

Huber Large Cap Value Fund
Investment Objective
The Huber Large Cap Value Fund (the “Large Cap Value Fund”) seeks to achieve current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Class shares and Institutional Class shares of the Large Cap Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees[2]	0.25%	0.00%
Other Expenses (includes Shareholder Servicing Plan Fee)	1.05%	0.90%
Shareholder Servicing Plan Fee[2]	0.15%	0.00%
Total Annual Fund Operating Expenses[3]	2.05%	1.65%
Less: Fee Waiver and/or Expense Reimbursement[4] (Contractual)	-0.24%	-0.24%
Less: Fee Waiver and/or Expenses Reimbursement (Voluntary)	-0.65%	-0.65%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.16%	0.76%
1Huber Capital Management, LLC (the “Adviser”) has voluntarily agreed to reduce the Fund’s management fee, from 0.75% to
0.10%, through at least February 28, 2027. The Adviser cannot recoup these amounts. The current year expense ratio in the
Financial Highlights reflects a management fee of 0.03%.
2Each class of the Large Cap Value Fund may accrue up to 0.25% in “Distribution and Service (Rule 12b-1) Fees” of the average daily net assets and may accrue up to 0.15% in “Shareholder Servicing Plan Fee” of the average daily net assets. However, accrual for the Fund’s Institutional Class shares is currently set at 0.00% through at least February 28, 2027, for both the Distribution and
Service (Rule 12b-1) Fees and Shareholder Servicing Plan Fee and any accrual increase must first be approved by the Board of
Trustees (the “Board”). Total Annual Fund Operating Expenses above reflect the maximum Rule 12b-1 fee and/or Shareholder
Servicing Plan fee allowed while the Expense Ratios in the Financial Highlights reflect actual expenses.
3Total Annual Fund Operating Expenses do not correlate to the Expense Ratios provided in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the Large Cap Value Fund and do not include 0.01% that is attributed to acquired fund fee expenses (“AFFE”).
4The Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Large Cap Value
Fund to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, extraordinary expenses,
Rule 12b-1 fees and any other class-specific expenses) do not exceed 0.75% of the average daily net assets of the Fund (the
“Expense Cap”).  The Expense Cap will remain in effect through at least February 28, 2027, and may be terminated only by the
Trust’s Board.  The Adviser may request recoupment of previously waived fees and paid expenses pursuant to the contract from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.
Example.  This Example is intended to help you compare the cost of investing in the Large Cap Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$118	$557	$1,021	$2,308
Institutional Class	$78	$433	$813	$1,880
Portfolio Turnover.  The Large Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Principal Investment Strategies
The Large Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large capitalization U.S. companies (“large cap companies”). The Fund looks for companies whose stocks are considered by the Adviser to be undervalued. The Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the
Bloomberg US 1000 Value Index, although the portfolio will generally consist of stocks with a market capitalization of $5 billion or above at time of initial purchase. The market capitalization range of the
Bloomberg US 1000 Value Index changes constantly, but as of January 31, 2026, the market capitalization range was between $1.75 billion and $4.08 trillion. Market capitalization is measured at the time of initial purchase. The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market. Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares). While the Large Cap Value Fund is diversified, the Fund may hold a higher concentration in certain issuers.
The Large Cap Value Fund may also make investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets. The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or directly in foreign securities. Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) but not in an amount that exceeds 50% of the Fund’s total assets.  Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets.  From time to time, the Fund may be invested in securities of companies in the same economic sector.
The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows.  The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value.  The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research.  The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology. The Fund strives for tax efficiency which may include tax loss harvesting
(i.e., periodically selling positions that have depreciated in value to realize capital losses that can be used to offset capital gains realized by the Fund) and other tools at the Adviser’s disposal.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Large Cap Value Fund. The following additional risks could affect the value of your investment:
•Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.
•Equity Securities Risk.  The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the
Large Cap Value Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Foreign and Emerging Market Securities Risk.  Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets.  Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.  These risks are magnified in countries in “emerging markets.”
Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.  In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
•ADR Risk.  Investments in ADRs are subject to many of the same risks that are associated with direct investments in foreign securities.  In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
•Large-Sized Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Initial Public Offering Risk.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Large Cap Value Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the
Fund.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

•Management Risk.  The Large Cap Value Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
•Value Style Investing Risk.  The Large Cap Value Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
•Sector Emphasis Risk.  The securities of companies in the same or related businesses, if comprising a significant portion of the Large Cap Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
•Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Large Cap Value Fund to sell these securities.
•Focus Risk. At such times the Large Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Large Cap Value
Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Performance
The following performance information indicates some of the risks of investing in the Large Cap Value Fund.
The bar chart shows the annual returns for the Fund’s Investor Class shares from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-years, 10-years and since inception periods compare with those of broad measures of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The Fund’s past performance benefited from IPOs of certain issuers.  To the extent the Fund’s historical performance resulted from gains derived from participation in IPOs and secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future.
Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the
Fund toll free at 888-HUBERCM (888-482-3726).

Large Cap Value Fund, Investor Class
Calendar Year Total Return as of December 31

Highest and Lowest Return Quarters during the period of time shown in the bar chart
Highest Return Quarter	12/31/2020	16.85%
Lowest Return Quarter	3/31/2020	-24.68%

Average Annual Total Returns (For the periods ended December 31, 2025)				Since Inception (12/31/2012)
	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	10.58%	12.31%	10.21%	9.76%
Return After Taxes on Distributions	10.30%	11.98%	9.86%	9.14%
Return After Taxes on Distributions and Sale of Fund Shares	6.47%	9.79%	8.34%	7.89%
Institutional Class
Return Before Taxes	10.87%	12.57%	10.43%	10.04%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	14.89%
Bloomberg US 1000 Value Index (reflects no deduction for fees, expenses or taxes)	16.53%	12.66%	11.07%	11.54%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary to the extent it has different expenses.

Management
Investment Adviser.  Huber Capital Management, LLC is the Large Cap Value Fund’s investment adviser.
Portfolio Manager.  Joseph Huber, Chief Executive Officer and Chief Investment Officer of the Adviser, is
primarily responsible for the day-to-day management of the Large Cap Value Fund’s portfolio.  Mr. Huber has managed the Fund since its inception in 2012.
Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Large Cap Value Fund shares on any business day by written request via mail (Huber Large Cap Value Fund, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City,
MO 64121-9252), by telephone at 888-HUBERCM (888-482-3726), or through a financial intermediary.
You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular	$5,000	$100
Retirement Accounts	$2,500	$100
Institutional Class	$1,000,000	$5,000
Tax Information
The Large Cap Value Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Large Cap Value Fund shares through a broker-dealer or other financial intermediary, the
Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

SUMMARY SECTION

Huber Mid Cap Value Fund
Investment Objective
The Huber Mid Cap Value Fund (the “Mid Cap Value Fund”) seeks to achieve current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Class shares and Institutional Class shares of the Mid Cap Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees[2]	0.25%	0.00%
Other Expenses (includes Shareholder Servicing Plan Fee)	1.46%	1.41%
Shareholder Servicing Plan Fee[2]	0.15%	0.10%
Total Annual Fund Operating Expenses[3]	2.71%	2.41%
Less: Fee Waiver and/or Expense Reimbursement[4] (Contractual)	-0.40%	-0.40%
Less: Fee Waiver and/or Expense Reimbursement (Voluntary)	-0.90%	-0.90%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.41%	1.11%
1Huber Capital Management, LLC (the “Adviser”) has voluntarily agreed to reduce the Fund’s management fee, from 1.00% to
0.10%, through at least February 28, 2027. The Adviser cannot recoup these amounts. The current year expense ratio in the
Financial Highlights reflects a management fee of 0.03%.
2Each class of the Mid Cap Value Fund may accrue up to 0.25% in “Distribution and Service (Rule 12b-1) Fees” of the average daily net assets; however, accrual for the Institutional Class shares is currently set at 0.00% through at least February 28, 2027, and any accrual increase must first be approved by the Board of Trustees (the “Board”). The Investor Class shares may accrue up to 0.15% of the average daily net assets and the Institutional Class shares may accrue up to 0.10% of the average daily net assets of shareholder servicing fees. Total Annual Fund Operating Expenses above reflect the maximum Rule 12b-1 fee and/or
Shareholder Servicing Plan fee allowed while the Expense Ratios in the Financial Highlights reflect actual expenses.
3Total Annual Fund Operating Expenses do not correlate to the Expense Ratios provided in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the Mid Cap Value Fund and do not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
4The Adviser has contractually agreed to waive a portion or all of its management fees and pay expenses of the Mid Cap Value
Fund to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, extraordinary expenses,
Rule 12b-1 fees, shareholder servicing fees, and any other class-specific expenses) do not exceed 1.00% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least February 28, 2027, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses pursuant to the contract from the Fund for 36 months from the date they were waived and paid, subject to the
Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.

Example.  This Example is intended to help you compare the cost of investing in the Mid Cap Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$144	$718	$1,319	$2,946
Institutional Class	$113	$627	$1,168	$2,647
Portfolio Turnover.  The Mid Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.
Principal Investment Strategies
The Mid Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-sized capitalization U.S. companies (“mid cap companies”) whose stocks are considered by the Adviser to be undervalued. The Adviser currently considers mid cap companies to be those with a market capitalization range between $100 million and $90 billion at the time of purchase. While the Mid Cap Value Fund is diversified, the Fund may hold a higher concentration in certain issuers.
The Mid Cap Value Fund may make significant investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets. The Fund invests primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-
denominated foreign securities, or directly in foreign securities. Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) without limitation. Additionally, the
Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets. From time to time, the Fund may be invested in securities of companies in the same economic sector. As of October 31, 2025, 30.5% of the Fund’s total investments were invested in the financial sector.
The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows. The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value. The Adviser identifies these investment opportunities by employing a disciplined; bottom-up investment process that emphasizes internally generated fundamental research. The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology. The Fund strives for tax efficiency which may include tax loss harvesting
(i.e., periodically selling positions that have depreciated in value to realize capital losses that can be used to offset capital gains realized by the Fund) and other tools at the Adviser’s disposal.
Principal Risks
Losing all or a portion of your investment is a risk of investing in the Mid Cap Value Fund. The following additional risks could affect the value of your investment:
•Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers;
regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.
•Management Risk.  The Mid Cap Value Fund is an actively managed investment portfolio and the
Fund relies on the Adviser’s ability to pursue the Fund’s goal.  The Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
•Equity Securities Risk.  The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Mid Cap Value Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Mid-Sized Company Risk.  A mid-sized company may be more vulnerable to adverse business or economic events than stocks of larger companies.  These stocks present greater risks than securities of larger, more diversified companies.
•Value Style Investing Risk.  The Mid Cap Value Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
•Sector Emphasis Risk.  The securities of companies in the same or related businesses, if comprising a significant portion of the Mid Cap Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
•Financial Sector Risk: Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.
•Foreign and Emerging Market Securities Risk.  Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets.  Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.  These risks are magnified in countries in “emerging markets.”  Emerging market countries typically have less-
established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.  In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•ADR Risk.  Investments in ADRs are subject to many of the same risks that are associated with direct investments in foreign securities. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
•Initial Public Offering Risk. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of
IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Mid Cap Value Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in
IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
•Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Mid Cap Value Fund to sell these securities.
•Focus Risk. At such times the Mid Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Mid Cap
Value Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Who May Want to Invest in the Fund?
The Mid Cap Value Fund may be appropriate for investors who:
•Have a long-term investment horizon;
•Want to add an investment with potential for capital appreciation to diversify their investment portfolio;
and
•Can accept greater risks of investing in a portfolio with common stock holdings.
Performance
The following performance information indicates some of the risks of investing in the Mid Cap Value Fund.
The bar chart shows the annual return for the Fund’s Investor Class from year to year. The table shows how the Fund’s average annual return for the 1-year, 5-years, and since inception periods compares with a broad measure of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the Fund toll free at 888-HUBERCM (888-482-3726).

Mid Cap Value Fund, Investor Class
Calendar Year Total Return as of December 31

Highest and Lowest Return Quarters during the period of time shown in the bar chart
Highest Return Quarter	12/31/2020	32.96%
Lowest Return Quarter	3/31/2020	-34.57%

Average Annual Total Returns (For the periods ended December 31, 2025)				Since Inception (12/31/2015)
	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	7.65%	9.67%	6.98%	6.98%
Return After Taxes on Distributions	7.45%	9.36%	6.69%	6.69%
Return After Taxes on Distributions and Sale of Fund Shares	4.67%	7.62%	5.58%	5.58%
Institutional Class
Return Before Taxes	7.95%	9.80%	7.16%	7.16%
Bloomberg US 2500 Total Return Index (reflects no deduction for fees, expenses or taxes)	10.84%	7.12%	10.28%	10.28%
Bloomberg US 2500 Value Index (reflects no deduction for fees, expenses or taxes)	10.88%	10.61%	9.58%	9.58%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary to the extent it has different expenses.
Management
Investment Adviser.  Huber Capital Management, LLC is the Mid Cap Value Fund’s investment adviser.
Portfolio Manager.  Joseph Huber, Chief Executive Officer and Chief Investment Officer of the Adviser, is
primarily responsible for the day-to-day management of the Mid Cap Value Fund’s portfolio.  Mr. Huber has managed the Fund since its inception in December 2015.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Mid Cap Value Fund shares on any business day by written request via mail (Huber Mid Cap Value Fund, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City,
MO 64121-9252), by telephone at 888-HUBERCM (888-482-3726), or through a financial intermediary.
You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular	$5,000	$100
Retirement Accounts	$2,500	$100
Institutional Class	$1,000,000	$5,000
Tax Information
The Mid Cap Value Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Mid Cap Value Fund shares through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL INVESTMENT OBJECTIVES, STRATEGIES, RELATED RISKS, AND
DISCLOSURE OF PORTFOLIO HOLDINGS
Principal Investment Objectives
Each Fund’s investment objective described in the respective Summary Sections is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders. There is no assurance that each Fund will achieve its investment objective.
Principal Investment Strategies
Select Large Cap Value Fund
The Select Large Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in large cap companies.  This policy may only be changed upon sixty (60) days’ prior written notice to shareholders.  The Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Bloomberg US 1000 Value Index, although the portfolio will generally consist of stocks with a market capitalization of $1 billion or above at time of initial purchase. The market capitalization range of the Bloomberg US 1000 Value Index changes constantly, but as of
January 31, 2026, the market capitalization range was between $1.75 billion and $4.08 trillion. Market capitalization is measured at the time of initial purchase. The Adviser expects to invest in predominantly
“value” companies. The Select Large Cap Value Fund also normally invests in stocks with high cash dividends or payout yields relative to the market. Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares).
In addition to these principal investments, the Fund may invest in stocks that do not pay dividends, but the
Adviser believes have growth potential unrecognized by the market or have undergone changes in business or management that indicate growth potential.
Small Cap Value Fund
The Small Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in small cap companies whose stocks are considered by the Adviser to be undervalued.  The
Adviser currently considers small cap companies to be those with market capitalizations of $3.0 billion or less and/or those with market capitalizations in the range of those found in the Bloomberg US 2000 Value Index.
The market capitalization range of the Bloomberg US 2000 Value Index changes constantly, but as of
January 31, 2026, the market capitalization range was between $12.76 million and $18.74 billion. Market capitalization is measured at the time of initial purchase. The Adviser expects to invest in predominantly
“value” companies.
The Small Cap Value Fund will provide at least 60 days’ prior written notice to shareholders of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets plus borrowings for investment purposes in the type of investments suggested by the Fund’s name.
Large Cap Value Fund
The Large Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large cap companies.  The Fund looks for companies whose stocks are considered by the Adviser to be undervalued.  The Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Bloomberg US 1000 Value Index, although the portfolio will generally consist of stocks with a market capitalization of $5 billion or above at time of initial purchase. The market capitalization range of the Bloomberg US 1000 Value Index changes constantly, but as of January 31, 2026, the market capitalization range was between $1.75 billion and
$4.08 trillion. Market capitalization is measured at the time of initial purchase.  The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market.  Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares).
The Large Cap Value Fund will provide at least 60 days’ prior written notice to shareholders of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets plus borrowings for investment purposes in the type of investments suggested by the Fund’s name.
Mid Cap Value Fund
The Mid Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in mid cap companies whose stocks are considered by the Adviser to be undervalued. The Adviser currently considers mid cap companies to be those with a market capitalization range between $100 million and $90 billion at the time of purchase. The Adviser expects to invest in predominantly “value” companies.
The Mid Cap Value Fund will provide at least 60 days’ prior written notice to shareholders of a change in the
Fund’s non-fundamental policy of investing at least 80% of its net assets (plus borrowings for investment purposes) in the type of investments suggested by the Fund’s name.
Principal Investment Strategies Common to All Funds
Should appropriate investment opportunities be available, the Select Large Cap Value Fund, Small Cap Value
Fund, and Large Cap Value Fund may each invest in IPOs but not in an amount that exceeds 50% of a Fund’s total assets. The Mid Cap Value Fund may invest in IPOs without limitation. Additionally, each Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets. From time to time, each Fund may be invested in securities of companies in the same economic sector. Currently, the Select Large Cap Value Fund, Small Cap Value Fund and the Mid Cap Value Fund
invest a significant portion of their assets in the financial sector.
Each Fund may make significant investments in foreign securities, including in emerging markets. The Funds will invest primarily in domestic U.S. securities but reserve the right to invest up to 20% of their net assets in
ADRs, dollar-denominated foreign securities, or directly in foreign securities. The Adviser includes as a U.S.
issuer a company that maintains its principal place of business in the United States; has at least 50% of their assets, revenues or earnings in the United States; or is listed on a U.S. exchange. The Funds strive for tax efficiency which may include tax loss harvesting (i.e., periodically selling positions that have depreciated in value to realize capital losses that can be used to offset capital gains realized by the Fund) and other tools at the Adviser’s disposal.
Temporary or Cash Investments.  Under normal market conditions, the Funds will stay fully invested according to their principal investment strategies as noted above. The Funds, however, may temporarily depart from their principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, political or other conditions. This may result in the Funds not achieving their investment objectives during that period.
There is no guarantee that the Funds will achieve their investment objectives. In addition, for longer periods of time, each Fund may hold a substantial cash position. If the market advances during periods when a Fund is holding a large cash position, the Fund may not participate to the extent they would have if the Funds had been more fully invested. To the extent that a Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.
The Adviser makes sell decisions based on valuation, risk and portfolio guidelines or restrictions. As individual stocks approach their intrinsic value and decline in their relative attractiveness, they become candidates for sale. Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment. Sales are initiated as position exposures approach diversification guidelines when stocks reach their established target price. Proceeds from sale are reinvested in companies that are more attractively valued based on the purchase disciplines. Target prices are set for each holding and as market prices approach the target value, a decision is made on whether to sell the security.
Principal Risks
There is the risk that you could lose money by investing in the Funds. The value of your investment in the
Funds will fluctuate as the stocks in the Funds’ portfolios change in price. The prices of the stocks the
Adviser selects may decrease in value.  Also, the stock market may decline suddenly, and for extended periods, adversely affecting the prices of the stocks held by the Funds.
By themselves, the Funds are not complete, balanced investment plans and the success of the Funds cannot be predicted.
Risks Common to All Funds
Economic and General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.
The effects of any future pandemic or other global event to public health and business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase the Fund's volatility, exacerbate pre-existing political, social and economic risks to a Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-
regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund's investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a
Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
Equity Securities Risk.  The equity securities held by the Funds may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect the securities market generally, such as adverse changes in: economic conditions, the general outlook for corporate earnings, interest rates, or investor sentiment.  Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.
Foreign Securities and Emerging Markets Risk. Investments in foreign securities and emerging markets are subject to special risks. Each Fund’s returns and net asset value (“NAV”) may be affected by several factors, including those described below.
Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Funds’ investments. The exchange rates between U.S.
dollar and foreign currencies might fluctuate, which could negatively affect the value of the Funds’
investments.
Foreign securities are also subject to higher political, social and economic risks. These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments. Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.
In addition, each Fund may invest in emerging markets. Emerging markets are those of countries with immature economic and political structures. These markets are more volatile than the markets of developed countries.
American Depositary Receipts Risk.  Investments in ADRs are subject to many of the same risks that are associated with direct investments in the securities of foreign companies. The securities underlying ADRs are typically denominated (or quoted) in a currency other than U.S. dollars and trade on foreign exchanges at times when the U.S. markets are not open for trading. As a result, the value of ADRs may not track the price of the underlying securities and may change materially at times when the U.S. markets are not open for trading. A depository may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities.  Holders of unsponsored depository receipts generally bear all the costs of such facility including fees for the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to depository receipt holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. Sponsored depository receipt facilities enter into a deposit agreement with the applicable issuer that sets out the rights and responsibilities of the issuer, the depository, and the depository receipt holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although depositary receipt holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the depository receipt holders at the request of the issuer of the deposited securities.
Initial Public Offering Risk. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. Although IPO investments may have had a positive impact on certain Funds’ performance in the past, there can be no assurance that the
Funds will identify favorable IPO positions in the future. As a Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

Management Risk. The Funds are actively managed investment portfolios and they rely on the Adviser’s ability to pursue the Funds’ goals. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. The Adviser does not seek to replicate the performance of any index. Notwithstanding its benchmark, each Fund may invest in securities not included in its benchmarks or hold securities in very different proportions than its benchmarks. To the extent a Fund invests in those securities, the Fund’s performance depends on the ability of the Adviser to choose securities that perform better than securities that are included in the benchmark. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the portfolio manager in connection with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives.
Value Style Investing Risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what an Adviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The
Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the Adviser to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the Adviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A Fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under-
perform growth stocks.
Sector Emphasis Risk. The Adviser’s value investment strategy of identifying investment opportunities through a bottom-up process emphasizing internally generated fundamental research, may from time to time result in the Funds investing significant amounts of their portfolios in securities of issuers principally engaged in the same or related businesses. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single business or a group of related businesses. Sector emphasis risk is the risk that the securities of companies in such business or businesses, if comprising a significant portion of the Funds’ portfolios, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if such business or businesses comprised a lesser portion of a Fund’s portfolio.
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue and the Fund might be unable to dispose of these securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.
Focus Risk. At such times a Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. Investments in securities of a limited number of issuers exposes a Fund to greater market risk, price volatility and potential losses than if assets were invested in the securities of a greater number of issuers.
Risk Specific to the Select Large Cap Value Fund
Large-Cap Companies Risk. The stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Financial Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Funds.
Risks Specific to the Small Cap Value Fund
Small-Cap Companies Risk. Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies. Small-
sized companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity and their prices may be more volatile.
Financial Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Funds.
Risks Specific to the Large Cap Value Fund
Large-Cap Companies Risk. The stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Risk Specific to the Mid Cap Value Fund
Mid-Cap Companies Risk. Investing in securities of mid cap companies may involve greater risk than investing in larger, more established companies because they can be subject to more abrupt or erratic share price changes. Smaller companies may have limited product lines, or limited market or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile. These stocks present greater risks than securities of larger, more diversified companies.
Financial Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Funds.

Portfolio Holdings Information
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”). Currently, disclosure of the
Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Funds’
annual report and semi-annual report to Fund shareholders in Form N-CSR and in the quarterly holdings report Part F of Form N-PORT. In addition, the Funds disclose complete portfolio holdings on the Funds’
website on a fiscal quarter-end basis at www.hubercap.com with at least a 15-calendar day lag.  A Fund may experience up to a 45-calendar day lag in the website disclosure of its complete portfolio holdings if it is determined that early disclosure could be harmful to the Fund.  The portfolio holdings for a Fund will remain posted on the website until updated with required regulatory filings with the SEC.  From time to time, the
Adviser may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the Adviser determines to be in the best interests of shareholders.
MANAGEMENT OF THE FUNDS
Investment Adviser
Huber Capital Management, LLC is the Funds’ investment adviser and provides discretionary investment advisory services to the Funds pursuant to an investment advisory agreement between the Adviser and the
Trust (the “Advisory Agreement”). The Adviser’s address is 999 North Pacific Coast Highway, Suite 600,
El Segundo, California 90245. The Adviser has provided investment advisory services to individual and institutional accounts since 2007. The Adviser has provided investment advisory services to the Funds since their inception. Joseph Huber, the Adviser’s Chief Executive Officer and Chief Investment Officer, holds a majority ownership share of the Adviser.
The Adviser provides the Funds with advice on buying and selling securities. The Adviser also furnishes the
Funds with office space and certain administrative services and provides most of the personnel needed by the
Funds.  For its services in relation to the Funds, the Adviser is entitled to receive an annual, contractual management fee, calculated daily and payable monthly, as follows:

	Average Daily Net Assets between
	$0 and $10 billion	$10 and $20 billion	in excess of $20 billion
Select Large Cap Value Fund	0.99%	0.75%	0.50%

	Average Daily Net Assets between
	$0 and $5 billion	in excess of $5 billion
Small Cap Value Fund	1.35%	1.00%

	Average Daily Net Assets between
	$0 and $10 billion	in excess of $10 billion
Large Cap Value Fund	0.75%	0.50%

Average Daily Net Assets
Mid Cap Value Fund	1.00%
For the fiscal year ended October 31, 2025, the Adviser received management fees of 0.84% of the Select
Large Cap Value Fund’s average daily net assets, net of waivers, management fees of 1.01% of the Small Cap
Value Fund’s average daily net assets, net of waivers, and waived its entire management fee for the Large
Cap Value Fund and the Mid Cap Value Fund.
Please note, the Adviser is voluntarily reducing the Select Large Cap Value Fund’s management fee from
0.99% to 0.99%, the Small Cap Value Fund’s management fee from 1.35% to 1.35%, the Large Cap Value

Fund’s management fee from 0.75% to 0.75% and the Mid Cap Value Fund’s management fee from 1.00% to
1.00%, through at least February 28, 2027. The Adviser cannot recoup these amounts.
A discussion regarding the basis for the Board’s approval of the Advisory Agreement for the Funds is available in the Funds’ semi-annual report to shareholders for the period ended April 30, 2025.
The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series.
Portfolio Manager
Joseph Huber is the Chief Executive Officer and Chief Investment Officer of the Adviser and is principally responsible for the management of the Funds’ portfolios.
Prior to founding Huber Capital Management, LLC, Mr. Huber was a Principal and Director of Research for
Hotchkis and Wiley Capital Management from October 2001 through March 2007, where he helped oversee over $40 billion in U.S. value asset portfolios.  He built a research platform which utilized best practices of both fundamental research and behavioral psychology to create a unique and value-added investment approach.
Mr. Huber received his B.A. in statistics and econometrics from Northwestern University where Mr. Huber was departmental valedictorian and received the Directors Award for top graduating G.P.A. amongst student athletes.  Mr. Huber received his M.B.A. from the University of Chicago, with concentrations in accounting and finance where he was elected to the Beta Gamma Sigma honor society.  He is also an Associate in the
Society of Actuaries (A.S.A.).
The SAI provides additional information about the portfolio manager for the Funds, including information about his compensation, other accounts managed by him, and his ownership of securities in the Funds and any conflicts of interest.
Fund Expenses
Each Fund is responsible for its own operating expenses.  The Adviser has contractually agreed, however, to waive all or a portion of its management fees and/or pay expenses of the Funds to ensure that the annual fund operating expenses for each Fund (excluding AFFE, interest expense, taxes, extraordinary expenses, Rule
12b-1 fees, shareholder servicing fees and any other class-specific expenses) do not exceed the following amounts as a percentage of each Fund’s average daily net assets, through at least February 28, 2027:

Fund	Expense Cap
Select Large Cap Value Fund	0.99%
Small Cap Value Fund	1.28%
Large Cap Value Fund	0.75%
Mid Cap Value Fund	1.00%
The term of the operating expenses limitation agreement for the Select Large Cap Value Fund, Small Cap
Value Fund, Large Cap Value Fund and Mid Cap Value Fund is indefinite, and it can only be terminated by the Board. The Adviser may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year
(taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board.  Each Fund must pay current ordinary operating expenses before the Adviser is entitled to any recoupment of fees and expenses.
SHAREHOLDER INFORMATION
Share Price
Shares of the Funds are sold at NAV per share, which is calculated for each Fund as of the close of regular trading (generally, 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  However, the Funds’ NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The NYSE is closed on weekends and most national holidays.  The
NAV will not be calculated on days when the NYSE is closed for trading.
Purchase and redemption requests are priced at the next NAV per share calculated after receipt of such requests.  The NAV is the value of the Funds’ securities, cash and other assets, minus all liabilities (assets –
liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding
(NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of the Funds, including management, shareholder servicing and administration fees, which are accrued daily.
In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.  When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Adviser and approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.
When fair value pricing is employed, the prices of securities used to calculate the Funds’ NAVs may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale.  Therefore, if a shareholder purchases or redeems shares in the Funds when they hold securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Funds’ NAVs are calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Funds will value foreign securities at fair value, taking into account such events, in calculating the NAVs.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAVs in advance of the time the NAVs are calculated.  The Adviser anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.
Description of Classes
The Trust has adopted a multiple class plan that allows the Funds to offer one or more classes of shares of the
Funds.  The Funds and this Prospectus offer two classes of shares – Investor Class and Institutional Class.

The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses. Both classes charge a fee of 1.00% applied to redemptions on shares held for 60 days or less. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Investor Class shares or Institutional Class shares, which are not reflected in the tables or the examples in the Summary Section of this Prospectus.
Investor Class shares are charged a 0.25% Rule 12b-1 distribution and service fee and a 0.15% shareholder servicing plan fee.  Investor Class shares do not have a front-end sales charge or contingent deferred sales charge (“CDSC”), except that a charge of 1.00% applies to redemptions on shares held for 60 days or less.
Institutional Class shares may be charged a 0.25% Rule 12b-1 distribution and service fee and a 0.15%
shareholder servicing plan fee; however, the accrual for each fee is currently set at 0.00% through at least
February 28, 2027, and any accrual increase must first be approved by the Board except for the Mid Cap
Value Fund’s Institutional Class which has a 0.10% shareholder servicing plan fee.  Institutional Class shares do not have a front-end sales charge or CDSC, except that a charge of 1.00% applies to redemptions on shares held for 60 days or less. An investor transacting in Institutional Shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.
Buying Fund Shares
To purchase shares of a Fund, you must invest at least the minimum amount in the Fund.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular Accounts	$5,000	$100
Retirement Accounts	$2,500	$100
Institutional Class	$1,000,000	$5,000
Shares of the Funds may be purchased by check, wire, electronic funds transfer via the Automated Clearing
House (“ACH”) network or through approved financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals and their agents (“Brokers”) authorized by the Funds to receive purchase orders.  Each Fund’s minimum initial investment (as well as subsequent additional investments) depends on the nature of the account as shown in the table above.
Please note the following:
•Institutional Class shares are offered primarily to qualified registered investment advisors, financial advisors and investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations.  Institutional Class shares may be purchased through certain financial intermediaries and mutual fund supermarkets that charge their customers transaction or other fees with respect to their customers’ investments in the Funds and may also be purchased directly through the Funds’ transfer agent, U.S. Bank Global Fund Services (the “Transfer Agent”).
•Wrap account programs established with broker-dealers or financial intermediaries may purchase
Institutional Class shares only if the program for which the shares are being acquired will not require the Funds to pay any type of distribution or administrative payment to any third-party.
•A registered investment adviser may aggregate all client accounts investing in the Funds to meet the
Institutional Class shares investment minimum.

The Funds’ minimum investment requirements may be waived from time to time by the Adviser, and for the following types of shareholders:
•Current and retired employees, directors/trustees and officers of the Trust, the Adviser and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);
•Any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/
trustees and officers of the Adviser and its affiliates;
•Current employees of the Transfer Agent, broker-dealers who act as selling agents for the Funds, intermediaries that have marketing agreements in place with the Adviser and the immediate family members of any of them;
•Registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ distributor;
•Qualified broker-dealers who have entered into an agreement with the Funds’ distributor; and
•Existing clients of the Adviser, their employees and immediate family members of such employees.
In-Kind Purchases
The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for the Funds.  See the SAI for further information about the terms of these purchases.
Additional Investments
Additional purchases of Investor Class shares in the Funds may be made for $100 or more for regular accounts and retirement accounts and additional purchases of Institutional Class shares may be made for
$5,000 or more.  Exceptions and waivers of the additional purchase minimum may be made at the Adviser’s discretion.  You may purchase additional shares of the Funds by sending a check, with the Invest by Mail form from your most recent confirmation statement received from the Transfer Agent, to the Funds at the addresses listed under “Methods of Buying.”  Please ensure that you include your account number on the check.  If you do not have the stub from your Fund account statement, include your name, address and account number on a separate statement.  You may also make additional purchases by wire, by electronic funds transfer through the ACH network or through a Broker.  Please follow the procedures described in this
Prospectus.
Short-term or excessive trading into and out of the Funds may harm performance by disrupting management strategies and by increasing expenses.  Accordingly, the Funds may reject your purchase order if, in the
Adviser’s opinion, you have a pattern of short-term or excessive trading, your trading has been or may be disruptive to a Fund, or rejection otherwise would be in a Fund’s best interest.
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent, will verify certain information on your new account application as part of the Funds’ Anti-Money Laundering Program.  As requested on the new account application, you must provide your full name, date of birth, social security number and permanent street address.  If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must provide the identity of the beneficial owners.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the
Transfer Agent at 888-HUBERCM (888-482-3726) if you need additional assistance when completing your new account application.
If the Transfer Agent does not have a reasonable belief of the identity of an investor, the new account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received.  In the rare event that the Transfer Agent is unable to verify your identity, the
Funds reserve the right to redeem your account at the current day’s net asset value.
Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.
Automatic Investment Plan
Once your account has been opened with the initial minimum investment, you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”).  If elected on your new account application, money can be automatically transferred from your checking or savings account on a bi-weekly, monthly, bi-monthly or quarterly basis.  In order to participate in the AIP, each purchase must be in the amount of $100 or more for Investor Class ($5,000 or more for Institutional Class), and your financial institution must be a member of the ACH network.  The first AIP purchase will take place no earlier than seven business days after the Transfer Agent has received your request.  The Transfer Agent will charge a $25 fee for any ACH payment that is rejected by your bank.  You may terminate your participation in the AIP by notifying the Transfer Agent at 888-HUBERCM (888-482-3726), at least five calendar days prior to the date of the next AIP transfer.  The Funds may modify or terminate the AIP at any time without notice.
Requests Must Be Received in Good Order
Your share price will be the next NAV per share calculated after the Transfer Agent or your Broker receives your request in good order.  “Good order” means that your purchase request includes: (1) the name of the
Fund and share class, (2) the dollar amount of shares to be purchased, (3) your new account application or investment stub, and (4) a check payable to either the “Huber Select Large Cap Value Fund,” “Huber Small
Cap Value Fund,” “Huber Large Cap Value Fund” or the “Huber Mid Cap Value Fund.”  All requests received in good order before 4:00 p.m. (Eastern Time) will be processed on that same day.  Requests received after 4:00 p.m. (Eastern Time) will receive the next business day’s NAV per share.

Methods of Buying

Through a Broker
The Funds may be offered through Brokers (e.g., broker-dealer or other financial intermediary).  The Funds may also be offered directly through the distributor.  An order placed with a Broker is treated as if it was placed directly with the Funds, and will be executed at the next share price calculated by the Funds after receipt by a
Broker.  Your Broker will hold your shares in a pooled account in the Broker’s name.
The Funds may pay the Broker to maintain your individual ownership information, for maintaining other required records, and for providing other shareholder services.  The
Broker who offers shares may require payment of fees from their individual clients.  If you invest through a Broker, the policies and fees may be different than those described in this Prospectus.  For example, the Broker may charge transaction fees or set different minimum investments.  The Broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your account, confirming your transactions and ensuring that you receive copies of the Prospectus.
Please contact your Broker to see if they are an approved Broker of the Funds and for additional information.

By mail
All purchases by check must be in U.S. dollars drawn on a domestic financial institution.  The Funds will not accept payment in cash or money orders.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks or any conditional order or payment.
To buy shares of a Fund, complete a new account application and send it together with your check for the amount you wish to invest in a Fund to the address below.
Checks should be made payable to the specific Huber Fund in which you are investing.  To make additional investments once you have opened your account, write your account number on the check and send it together with the remittance form from your most recent confirmation statement received from the Transfer Agent.  If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent.  You may also be responsible for any loss sustained by the Funds for any payment that is returned.
Regular Mail
Huber Funds
[Name of Huber Fund]
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, MO 64121-9252
Overnight Delivery
Huber Funds
[Name of Huber Fund]
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

NOTE:  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

By telephone
If you accepted telephone options on your account application, you may make additional investments by telephone.  If you have given authorization for telephone transactions and your account has been open for at least seven business days, call the
Transfer Agent toll-free at 888-HUBERCM (888-482-3726) and you will be allowed to move money in amounts of $100 or more for Investor Class and $5,000 or more for
Institutional Class, from your bank account to your Fund account upon request.  Only bank accounts held at U.S. institutions that are ACH members may be used for telephone transactions.  If your order is placed before 4:00 p.m., Eastern Time, shares will be purchased in your account at the NAV determined on that day.  For security reasons, requests by telephone will be recorded.

By wire
To open an account by wire, a completed new account application is required before your wire can be accepted.  You may mail or overnight deliver your new account application to the Transfer Agent.  Upon receipt of your completed new account application, an account will be established for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire payment.  Your bank must include the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.  Your bank should transmit funds by wire to:
U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #:  075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #:  112-952-137
Further Credit:  (name of the Huber Fund)
(your name or the title on the account)
(your account #)
Before sending your wire, please contact the Transfer Agent at 888-HUBERCM
(888-482-3726) to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.
Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing.  The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Selling (Redeeming) Fund Shares

Through a Broker
If you purchased your shares through a Broker, your redemption order must be placed through the same Broker.  The Broker must receive and transmit your redemption order to the Transfer Agent prior to 4:00 p.m. (Eastern Time) for the redemption to be processed at the current day’s NAV per share.  Orders received after 4:00 p.m.
(Eastern Time) will receive the next business day’s NAV per share.  Please keep in mind that your Broker may charge additional fees for its services.

By mail
You may redeem shares directly from a Fund by mail.  Send your written redemption request to the Transfer Agent at the address below.  Your request should be in good order and contain the Fund’s name, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed.  Be sure to have all shareholders sign the letter.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).
Regular Mail
Huber Funds
[Name of Huber Fund]
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, MO 64121-9252
Overnight Delivery
Huber Funds
[Name of Huber Fund]
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307
NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
A signature guarantee, from either a Medallion program member or non-Medallion program member, must be included if any of the following situations apply:
•You wish to redeem more than $100,000 worth of shares;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;

•When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days; and/or
•When ownership is being changed on your account.
Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature
Validation Program member, or other acceptable form of authentication from a financial institution source.
The Funds and/or the Transfer Agent may require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.
If applicable, shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature(s) by an eligible institution acceptable to the Transfer Agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, as well as from participants in a medallion program recognized by the Securities Transfer Association.  The three recognized medallion programs are Securities Transfer Agents Medallion Program, Stock
Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion
Signature Program.  A notary public cannot provide a signature guarantee.

By telephone
To redeem shares by telephone, call the Funds at 888-HUBERCM (888-482-3726)
and specify the amount of money you wish to redeem up to $100,000.  You may have a check sent to the address of record, or, if previously established on your account, you may have proceeds sent by wire or electronic funds transfer through the ACH network directly to your bank account.  Wires are subject to a $15 fee paid by the investor and your bank may charge a fee to receive wired funds.  You do not incur any charge when proceeds are sent via the ACH network; however, credit may not be available in your bank account for two to three days.  If you have a retirement account, you may not redeem your shares by telephone.
If you are authorized to perform telephone transactions (either through your new account application or by subsequent arrangement in writing with the Funds) you may redeem shares in the amount of $100,000 or less, by instructing the Funds by phone at
888-HUBERCM (888-482-3726).  A signature guarantee or acceptable signature verification may be required of all shareholders in order to qualify for or to change telephone redemption privileges.
You may encounter higher than usual call wait times during periods of high market activity.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may mail your redemption request in writing to the address noted
above.

Note: Neither the Funds nor their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting:
•That you correctly state the Fund account number;
•The name in which your account is registered;
•The social security or tax identification number under which the account is registered; and
•The address of the account holder, as stated in the account application.

Exchange Privilege
As a shareholder, you have the privilege of exchanging shares of one Huber Fund for shares of another Huber
Fund in the Trust.  However, you should note the following:
•You may only exchange between accounts that are registered with the same name, address, and taxpayer identification number;
•You may generally only exchange shares of the same class;
•You may exchange between different classes if investment minimums are met;
•Before exchanging into a Fund, read about the Fund in this Prospectus;
•Exchanges between Funds are considered a sale and purchase of Fund shares for tax purposes and may be taxed as short-term or long-term capital gain or loss depending on the period shares are held;
•Each Fund reserves the right to refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected;
•The minimum exchange amount between the Funds is $100 for Investor Class and $5,000 for
Institutional Class; and
•Redemption fees will not be assessed when an exchange occurs between the Funds.
You may make exchanges of your shares between the Funds by telephone, in writing or through your Broker.
Telephone requests to exchange shares can be made for a $5.00 exchange fee.  Note that only four exchanges are permitted per calendar year.
Systematic Withdrawal Plan
You may request that a predetermined dollar amount be sent to you each month or quarter.  Your account must have a value of at least $2,500 for Investor Class and $500,000 for Institutional Class for you to be
eligible to participate in the Systematic Withdrawal Plan (the “SWP”).  The minimum withdrawal amount for the Investor Class is $250 and the minimum withdrawal amount for the Institutional Class is $1,000.  If you elect this method of redemption, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.  You may request an application for the SWP by calling the Transfer Agent toll-free at 888-HUBERCM
(888-482-3726).  The Funds may modify or terminate the SWP at any time.  You may terminate your participation in the SWP by writing or calling the Transfer Agent five days prior to the effective date of the next withdrawal.  Redemption fees do not apply to transactions through the SWP.

Payment of Redemption Proceeds
As discussed above, you may receive proceeds of your sale in a check, ACH, or federal wire transfer. You may redeem the Funds’ shares at a price equal to the NAV per share next determined after the Transfer Agent receives your redemption request in good order.  Your redemption request cannot be processed on days the
NYSE is closed.  The Funds typically expect that they will take one to three days following the receipt of your redemption request to pay out redemption proceeds. However, while not expected, payment of redemption proceeds may take up to seven days if sending proceeds earlier could adversely affect the Funds.
All requests received in good order by the Fund before the close of the regular trading session of the NYSE
(generally 4:00 p.m., Eastern Time) will usually be sent to the bank you indicate or mailed on the following day to the address of record.
The Funds typically expect that a Fund will utilize cash or cash equivalents to meet redemption requests. The
Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in unusual market conditions.
The Funds reserve the right to redeem in-kind as described under “Redemptions In-Kind” below.
Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a
Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders.  Redemptions in-kind are typically only used when it would be in the best interest of shareholders to do so, or when a redemption represents a large proportion of total Fund assets.
If you purchase shares using a check or electronic funds transfer through the ACH network and soon after request a redemption, the Funds will honor the redemption request, but will not mail the proceeds until your payment has cleared (usually within 12 calendar days).  Furthermore, there are certain times when you may be unable to sell the Fund shares or receive proceeds. Shareholders can avoid this delay by utilizing the wire purchase option.
Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or
(3) for such other periods as the Securities and Exchange Commission (“SEC”) may permit for the protection of a Fund’s shareholders.
Other Redemption Information
Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.
Redemptions In-Kind
The Funds generally pay redemption proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).  A redemption, whether in cash or in-kind, is a taxable event to you.

Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of a Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.  See the SAI for further information about the terms of these redemptions.
TOOLS TO COMBAT FREQUENT TRANSACTIONS
The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performances.  The Funds may decide to restrict purchase and sale activity in their shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect a Fund’s performance or whether the shareholder has conducted four round trip transactions within a 12-month period.
The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps include imposing a redemption fee, monitoring trading practices, rejecting exchanges between the Funds that seem to be excessive and using fair value pricing.  Although these efforts (which are described in more detail below)
are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Funds seek to exercise their judgment in implementing these tools to the best of their abilities in a manner that the Funds believe is consistent with shareholder interests.
Redemption Fees
The Funds charge a 1.00% redemption fee on the redemption of Fund shares held for 60 days or less.  This fee
(which is paid into the applicable Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by each Fund for the benefit of its long-term shareholders.
Redemption fees will not apply to shares acquired through the reinvestment of dividends or through shares associated with any of the Funds’ systematic programs.  Exchange transactions between the Funds are exempt from redemption fees.  Although the Funds have the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Funds to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.
The Funds’ redemption fee will not apply to broker wrap-fee program accounts.  Additionally, the Funds’
redemption fee will not apply to the following types of transactions:
•premature distributions from retirement accounts due to the disability or health of the shareholder;
•minimum required distributions from retirement accounts;
•redemptions resulting in the settlement of an estate due to the death of the shareholder;
•shares acquired through reinvestment of distributions (dividends and capital gains); and
•redemptions initiated through the systematic withdrawal plan.

Monitoring Trading Practices
The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, a Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In addition, the
Funds’ ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is severely limited because the Funds do not have simultaneous access to the underlying shareholder account information.
In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, Quasar Distributors,
LLC, the Funds’ distributor, on behalf of the Funds, has entered into written agreements with each of the
Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce their short-term trading policies.  Information received from financial intermediaries on omnibus accounts will not be used for any other purpose except for compliance with SEC rules.
Fair Value Pricing
Each Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The
Adviser has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the
Adviser.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.
More detailed information regarding fair value pricing can be found under the heading titled, “Shareholder
Information – Share Price.”
General Policies
Some of the following policies are mentioned above.  In general, the Funds reserve the right to:
•Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
•Reject any purchase request for any reason.  Generally, the Funds do this if the purchase is disruptive to the efficient management of the Funds (due to the timing of the investment or an investor’s history of excessive trading);
•Redeem all shares in your account if your balance falls below a Fund’s minimum initial investment requirement due to redemption activity.  If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;
•Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Funds; and
•Reject any purchase or redemption request that does not contain all required documentation.

If you accept telephone options on the new account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity.  If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.  In addition, once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE
(generally, 4:00 p.m., Eastern Time).
Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the
Funds by telephone, you may also mail your request to the Funds at the address listed under “Methods of
Buying.”
Your Broker or other financial intermediary may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your Broker or other financial intermediary for details.
Lost Shareholders, Inactive Accounts and Unclaimed Property.  It is important that the Funds maintain a correct address for each shareholder.  An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds.  Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account.  If the Funds are unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned.
 Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.
 The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The shareholder’s last known address of record determines which state has jurisdiction.  Please proactively contact the Transfer Agent toll-
free at 1-888-482-3726 at least annually to ensure your account remains in active status.
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller.  Please contact the
Transfer Agent if you wish to complete a Texas Designation of Representative form.
Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-HUBERCM (888-482-3726) to request individual copies of these documents.
Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.
DISTRIBUTION OF FUND SHARES
Distribution and Service (Rule 12b-1) Plan
The Trust has adopted a plan pursuant to Rule 12b-1 that allows the Funds to reimburse distribution and service fees attributable to the sale, distribution and servicing of their shares.  The “reimbursement plan”
provides for the payment of a distribution and service fee at the annual rate of up to 0.25% of average daily net assets of each share class of each Fund for actual expenses incurred.  Because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  With respect to each Fund’s Institutional Class shares, the Board has approved a 0.00% Rule 12b-1 fee accrual payable by the Funds through at least February 28, 2027.  Any increase to the accrual rate must first be approved by the Board.
Shareholder Servicing Plan
The Funds have a shareholder servicing plan.  The Funds pay the Adviser, who in turn may pay authorized agents, up to 0.15% of the average daily net assets of each share class of each Fund attributable to their shareholders except with regard to the Mid Cap Value Fund’s Institutional Class for which the shareholder servicing plan fee is up to 0.10%.  The authorized agents may provide a variety of services, such as:
(1) aggregating and processing purchase and redemption requests and transmitting such orders to the Transfer
Agent; (2) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments from the Funds on behalf of shareholders; (4) providing information periodically to shareholders showing their positions;
(5) arranging for bank wires; (6) responding to shareholder inquiries concerning their investment;
(7) providing sub-accounting with respect to shares beneficially owned by shareholders or the information necessary for sub-accounting; (8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested.
With respect to the Select Large Cap Value Fund, Small Cap Value Fund and Large Cap Value Fund’s
Institutional Class shares, the Board has approved a 0.00% shareholder servicing plan fee accrual payable by the Funds through at least February 28, 2027.  Any increase to the accrual rate must first be approved by the
Board.
While this plan is in effect, the Adviser reports in writing at least quarterly to the Funds’ Board, and the Board reviews the amounts expended under the plan and the purposes for which such expenditures were made.  For purposes of this plan, the Adviser may itself be an authorized agent and thus may be able to be reimbursed and compensated for eligible services performed pursuant to the plan.
The Funds have policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for distribution-related activities and the following non-distribution activities: sub-
transfer agent, administrative, and other shareholder servicing services.
Service Fees – Other Payments to Third Parties
The Funds may pay service fees to intermediaries such as banks, broker-dealers, financial Advisers or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.
The Adviser, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds.
Such payments and compensation are in addition to Rule 12b-1 and shareholder servicing plan fees paid by each Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders.  The
Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Funds and the dollar amount of the shares sold.

DISTRIBUTIONS AND TAXES
Dividends and Distributions
The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in
December.  A Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year.
All distributions will be reinvested in Fund shares unless you choose one of the following options:  (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distributions in cash while reinvesting dividends in additional Fund shares; or (3) receive all distributions in cash.  If you wish to change your distribution option, write or call the Transfer Agent at 888-HUBERCM
(888-482-3726) in advance of the payment date of the distribution.  Dividends and distributions will be taxable whether paid in cash or reinvested in additional shares.
If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV per share and to reinvest all subsequent distributions.
Tax Matters
Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, each Fund will not be subject to federal income tax if it distributes its taxable income as required by tax law and satisfies certain other requirements that are described in the SAI.
The Funds intend to make distributions of dividends and capital gains.  Dividends are taxable to shareholders as ordinary income (or in some cases as qualified dividend income) or capital gain.  Distributions of short-
term capital gains are taxable as ordinary income.  Distributions of long-term capital gains are taxable as long-term capital gains.  The rate an individual shareholder pays on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long the individual has owned the
Fund shares.  A portion of the ordinary income dividends paid by the Funds may be qualified dividend income eligible for taxation at long-term capital gain rates for individual investors, provided that certain holding period and other requirements are met.  Qualified dividend income, the amount of which will be reported to you by the Funds, is currently taxed at a maximum federal rate of 20%.  Eligibility for the qualified dividend tax rate also depends on the underlying sources of a Fund’s income and therefore cannot be predicted with certainty and may fluctuate from year to year.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in January are taxable as if received the prior December.
Dividends and net capital gains are subject to a 3.8% surtax for shareholders in the higher tax brackets.
Non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations.  For this purpose, “qualified business income” generally includes ordinary real estate investment trust (“REIT”) dividends and income derived from master limited partnership
(“MLP”) investments. Non-corporate shareholders can claim the qualified business income deduction with respect to REIT dividends received by the Fund if the Fund meets certain holding period and reporting requirements. There is currently no mechanism for the Funds, to the extent that the Funds invest in MLPs, to pass through to non-corporate shareholders the character of ordinary income derived from MLP investments so as to allow such shareholders to claim this deduction.  It is uncertain whether future legislation or other guidance will enable the Funds to pass through to non-corporate shareholders the ability to claim this deduction.

You will be taxed on distributions of the Funds whether you receive your dividends and capital gain distributions in cash or if they are reinvested in additional Fund shares.  Both cash and reinvested distributions will be taxed in the same manner.
If you redeem your Fund shares, part of your redemption proceeds may represent your allocable share of the distributions made by the Fund relating to the tax year of the redemption. You will be informed annually of the amount and nature of the Fund’s distributions.  Sale or exchange of your Fund shares is generally a taxable event for you.  An exchange of shares between the Funds by you is treated as a taxable sale.
Depending on the purchase and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.  The Code limits the deductibility of capital losses in certain circumstances.
By law, the Funds must withhold from your taxable distributions and redemption proceeds an amount as backup withholding determined at a rate as set forth under section 3406 of the Code, if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service (“IRS”) instructs the Funds to do so.  Backup withholding is not an additional tax and amounts withheld may be credited if proper documentation is provided to the IRS.
In managing the Funds, the Adviser considers the tax effects of its investment decisions to be of secondary importance.  Shareholders should be aware that the Funds may make taxable distributions of income and capital gains even when share values have declined.
Additional information concerning the taxation of the Funds and their shareholders is contained in the SAI.
You should consult your own tax adviser concerning federal, state and local taxation of distributions from a
Fund.
INDEX DESCRIPTIONS
Investors cannot invest directly in an index, although they may invest in the underlying securities.
The S&P 500® Index is an unmanaged, capitalization weighted index that measures the performance of 500 large-capitalization stocks representing all major industries.
The Bloomberg US 1000 Value Index is screened from the Bloomberg US 1000 Index and is constructed based on a linear combination of risk factors. The four factors are: 1) Earnings Yield, 2) Valuation, 3)
Dividend Yield and 4) Growth. The factors are equally weighted when forming a composite signal where
Growth is considered to be a negative indicator and thus flipped to be a negative. The Indices are market-
capitalization-weighted.
The Bloomberg US 2000 Value Index is screened from the Bloomberg US 2000 Index and is constructed based on a linear combination of risk factors. The four factors are: 1) Earnings Yield, 2) Valuation, 3)
Dividend Yield and 4) Growth. The factors are equally weighted when forming a composite signal where
Growth is considered to be a negative indicator and thus flipped to be a negative. The Indices are market-
capitalization-weighted.
The Bloomberg US 2500 Value Index is screened from the Bloomberg US 2500 Index and is constructed based on a linear combination of risk factors. The four factors are: 1) Earnings Yield, 2) Valuation, 3)
Dividend Yield and 4) Growth. The factors are equally weighted when forming a composite signal where
Growth is considered to be a negative indicator and thus flipped to be a negative. The Indices are market-
capitalization-weighted.

The Bloomberg 2000 Total Return Index is a benchmark of the 2,000 smallest companies in the Bloomberg
US 3000 Index. It's a float market-cap-weighted index that tracks capital gains and cash distributions.
The Bloomberg 2500 Total Return Index is a market-cap-weighted index that tracks the performance of the bottom 2,500 companies in the Bloomberg US 3000 Index.

FINANCIAL HIGHLIGHTS
The financial highlights tables below are intended to help you understand the financial performance of the
Funds for the fiscal periods shown.  Certain information reflects financial results for a single share of each
Fund.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in each Fund assuming reinvestment of all dividends and distributions.  This information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ Form N-CSR filed with the SEC, which is available upon request.
Select Large Cap Value Fund – Investor Class
For a share outstanding throughout each year

	Year Ended October 31,
	2025		2024		2023	2022		2021
Per share data:
Net asset value, beginning of year	$32.54		$25.50		$24.30	$24.44		$16.33

Investment operations:
Net investment income(a)	0.47		0.38		0.31	0.13		0.11
Net realized and unrealized gain (loss) on investments(b)	2.12		6.87		1.05	(0.19)		8.33
Total from investment operations	2.59		7.25		1.36	(0.06)		8.44

Less distributions from:
Net investment income	(0.30)		(0.21)		(0.16)	(0.08)		(0.33)
Redemption fee per share	0.00	(c)	0.00	(c)	—	0.00	(c)	0.00	(c)

Net asset value, end of year	$34.83		$32.54		$25.50	$24.30		$24.44

Total return	8.02%		28.58%		5.61%	-0.26%		52.32%

Supplemental data and ratios:
Net assets, end of year (in thousands)	$44,515		$34,622		$17,538	$16,648		$6,251
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	1.25%		1.32%		1.48%	1.59%		1.67%
After expense reimbursement/ recoupment	1.30%		1.34%		1.34%	1.33%		1.26%
Ratio of net investment income to average net assets	1.40%		1.22%		1.23%	0.54%		0.50%
Portfolio turnover rate	46%		33%		31%	36%		49%
(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.
(c)Amount represents less than $0.005 per share.

Select Large Cap Value Fund – Institutional Class
For a share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
Per share data:
Net asset value, beginning of year	$32.56	$25.51	$24.27	$24.39	$16.32

Investment operations:
Net investment income(a)	0.59	0.47	0.39	0.21	0.16
Net realized and unrealized gain (loss) on investments(b)	2.12	6.88	1.06	(0.19)	8.31
Total from investment operations	2.71	7.35	1.45	0.02	8.47

Less distributions from:
Net investment income	(0.41)	(0.30)	(0.21)	(0.14)	(0.40)
Redemption fee per share(c)	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$34.86	$32.56	$25.51	$24.27	$24.39

Total return	8.39%	29.03%	6.01%	0.07%	52.71%

Supplemental data and ratios:
Net assets, end of year (in thousands)	$374,246	$245,512	$72,977	$51,336	$40,792
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.90%	0.97%	1.13%	1.25%	1.40%
After expense reimbursement/recoupment	0.95%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets	1.75%	1.53%	1.55%	0.87%	0.77%
Portfolio turnover rate	46%	33%	31%	36%	49%
(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.
(c)Amount represents less than $0.005 per share.

Small Cap Value Fund – Investor Class
For a share outstanding throughout each year

	Year Ended October 31,
	2025		2024		2023	2022		2021
Per share data:
Net asset value, beginning of year	$27.52		$22.62		$23.45	$23.21		$13.86

Investment operations:
Net investment income (loss)(a)	0.05		0.07		0.04	(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments(b)	(0.33)		4.92		(0.87)	0.48		9.47
Total from investment operations	(0.28)		4.99		(0.83)	0.46		9.43

Less distributions from:
Net investment income	(0.03)		(0.09)		—	(0.22)		(0.08)
Total distributions	(0.03)		(0.09)		—	(0.22)		(0.08)
Redemption fee per share	0.00	(c)	0.00	(c)	—	0.00	(c)	0.00	(c)

Net asset value, end of year	$27.21		$27.52		$22.62	$23.45		$23.21

Total return	-1.02%		22.10%		-3.54%	2.02%		68.19%

Supplemental data and ratios:
Net assets, end of year (in thousands)	$25,105		$27,169		$23,926	$25,107		$24,753
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	1.58%		1.67%		1.66%	1.71%		1.86%
After expense reimbursement/ recoupment	1.60%		1.56%		1.53%	1.53%		1.56%
Ratio of net investment income (loss) to average net assets	0.17%		0.29%		0.18%	(0.09%)		(0.18%)
Portfolio turnover rate	35%		31%		44%	41%		76%
(a)Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.
(c)Amount represents less than $0.005 per share.

Small Cap Value Fund – Institutional Class
For a share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
Per share data:
Net asset value, beginning of year	$27.93	$22.93	$23.73	$23.48	$14.04

Investment operations:
Net investment income(a)	0.14	0.15	0.08	0.03	0.01
Net realized and unrealized gain (loss) on investments(b)	(0.33)	4.97	(0.88)	0.49	9.56
Total from investment operations	(0.19)	5.12	(0.80)	0.52	9.57

Less distributions from:
Net investment income	(0.11)	(0.12)	—	(0.27)	(0.13)
Redemption fee per share(c)	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$27.63	$27.93	$22.93	$23.73	$23.48

Total return	-0.69%	22.41%	-3.37%	2.25%	68.47%

Supplemental data and ratios:
Net assets, end of year (in thousands)	$54,643	$51,561	$34,398	$32,827	$26,662
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	1.26%	1.39%	1.48%	1.53%	1.65%
After expense reimbursement/ recoupment	1.28%	1.28%	1.35%	1.35%	1.35%
Ratio of net investment income to average net assets	0.50%	0.56%	0.36%	0.11%	0.03%
Portfolio turnover rate	35%	31%	44%	41%	76%
(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.
(c)Amount represents less than $0.005 per share.

Large Cap Value Fund – Investor Class
For a share outstanding throughout each year

	Year Ended October 31,
	2025	2024		2023	2022	2021
Per share data:
Net asset value, beginning of year	$23.55	$18.35		$18.58	$18.69	$13.18

Investment operations:
Net investment income(a)	0.29	0.27		0.29	0.21	0.20
Net realized and unrealized gain (loss) on investments(b)	2.07	5.23		(0.27)	(0.31)	5.74
Total from investment operations	2.36	5.50		0.02	(0.10)	5.94

Less distributions from:
Net investment income	(0.26)	(0.30)		(0.25)	(0.21)	(0.23)
Redemption fee per share	—	0.00	(c)	—	—	—

Net asset value, end of year	$25.65	$23.55		$18.35	$18.58	$18.89

Total return	10.09%	30.32%		0.12%	-0.50%	45.52%

Supplemental data and ratios:
Net assets, end of year (in thousands)	$3,190	$2,182		$1,577	$1,523	$1,646
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	1.20%	1.88%		2.44%	2.32%	2.74%
After expense reimbursement/ recoupment	1.01%	1.00%		1.00%	0.97%	0.89%
Ratio of net investment income to average net assets	1.19%	1.24%		1.56%	1.16%	1.19%
Portfolio turnover rate	34%	27%		34%	44%	26%
(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.
(c)Amount represents less than $0.005 per share.

Large Cap Value Fund – Institutional Class
For a share outstanding throughout each year

	Year Ended October 31,
	2025	2024		2023	2022		2021
Per share data:
Net asset value, beginning of year	$23.69	$18.46		$18.68	$18.98		$13.26

Investment operations:
Net investment income(a)	0.35	0.33		0.34	0.26		0.23
Net realized and unrealized gain (loss) on investments(b)	2.10	5.24		(0.26)	(0.32)		5.76
Total from investment operations	2.45	5.57		0.08	(0.06)		5.99

Less distributions from:
Net investment income	(0.32)	(0.34)		(0.30)	(0.24)		(0.27)
Redemption fee per share	—	0.00	(c)	—	0.00	(c)	—

Net asset value, end of year	$25.82	$23.69		$18.46	$18.68		$18.98

Total return	10.42%	30.61%		0.41%	-0.31%		45.66%

Supplemental data and ratios:
Net assets, end of year (in thousands)	$15,902	$12,390		$8,595	$8,579		$8,808
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	0.94%	1.63%		2.19%	2.10%		2.60%
After expense reimbursement/ recoupment	0.75%	0.75%		0.75%	0.75%		0.75%
Ratio of net investment income to average net assets	1.44%	1.49%		1.82%	1.39%		1.33%
Portfolio turnover rate	34%	27%		34%	44%		26%
(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.
(c)Amount represents less than $0.005 per share.

Mid Cap Value Fund – Investor Class
For a share outstanding throughout each year

	Year Ended October 31,
	2025	2024		2023	2022		2021
Per share data:
Net asset value, beginning of year	$16.28	$13.53		$14.95	$14.80		$9.53

Investment operations:
Net investment income(a)	0.11	0.14		0.18	0.13		0.05
Net realized and unrealized gain (loss) on investments(b)	0.34	2.78		(1.33)	0.16		5.30
Total from investment operations	0.45	2.92		(1.15)	0.29		5.35

Less distributions from:
Net investment income	(0.17)	(0.17)		(0.27)	(0.14)		(0.08)
Redemption fee per share	—	0.00	(c)	—	0.00	(c)	—

Net asset value, end of year	$16.56	$16.28		$13.53	$14.95		$14.80

Total return	2.75%	21.76%		-7.72%	1.99%		56.34%

Supplemental data and ratios:
Net assets, end of year (in thousands)	$458	$445		$370	$516		$510
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	1.60%	2.09%		2.64%	2.76%		3.71%
After expense reimbursement/ recoupment	1.25%	1.15%		1.05%	1.05%		1.14%
Ratio of net investment income to average net assets	0.70%	0.94%		1.26%	0.85%		0.39%
Portfolio turnover rate	65%	63%		67%	73%		59%
(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.
(c)Amount represents less than $0.005 per share.

Mid Cap Value Fund – Institutional Class
For a share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022		2021
Per share data:
Net asset value, beginning of year	$16.32	$13.55	$14.97	$14.83		$9.55

Investment operations:
Net investment income(a)	0.15	0.17	0.18	0.13		0.08
Net realized and unrealized gain (loss) on investments(b)	0.35	2.78	(1.32)	0.17		5.30
Total from investment operations	0.50	2.95	(1.14)	0.30		5.38

Less distributions from:
Net investment income	(0.20)	(0.18)	(0.28)	(0.16)		(0.10)
Redemption fee per share	—	—	—	0.00	(c)	—

Net asset value, end of year	$16.62	$16.32	$13.55	$14.97		$14.83

Total return	3.04%	21.94%	-7.66%	2.02%		56.61%

Supplemental data and ratios:
Net assets, end of year (in thousands)	$11,380	$10,934	$9,364	$8,492		$6,958
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	1.35%	1.94%	2.59%	2.71%		3.57%
After expense reimbursement/ recoupment	1.00%	1.00%	1.00%	1.00%		1.00%
Ratio of net investment income (loss) to average net assets	0.95%	0.16%	(0.30%)	(0.81%)		(2.05%)
Portfolio turnover rate	65%	63%	67%	73%		59%
(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.
(c)Amount represents less than $0.005 per share.

PRIVACY NOTICE
The Funds collect non-public information about you from the following sources:
•Information we receive about you on applications or other forms;
•Information you give us orally; and/or
•Information about your transactions with us or others.
We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.
In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.
Investment Adviser
Huber Capital Management, LLC
999 North Pacific Coast Highway, Suite 600
El Segundo, California 90245
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102
Legal Counsel
Sullivan & Worcester LLP
1251 Avenue of the Americas, 19th Floor
New York, New York 10020
Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bank Global Fund Services
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
Distributor
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
HUBER SELECT LARGE CAP VALUE FUND
HUBER SMALL CAP VALUE FUND
HUBER LARGE CAP VALUE FUND
HUBER MID CAP VALUE FUND
Each Fund is a series of Advisors Series Trust.
www.hubercap.com

FOR MORE INFORMATION
You can find more information about the Funds in the following documents:
Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.
Annual and Semi-Annual Reports
Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports (collectively, the “Shareholder Reports”) and in Form N-CSR.  In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that affected the Funds’ performance during each Fund’s last fiscal year.  In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.
The SAI and the Shareholder Reports are available free of charge on the Funds’ website at
www.hubercap.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 888-HUBERCM
(888-482-3726) or by writing to:
HUBER CAPITAL FUNDS
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, MO 64121-9252
Reports and other information about the Funds are also available:
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.
___________________________________________
(The Trust’s SEC Investment Company Act file number is 811‑07959.)